Loans At Amortized Cost_The Changes In Deferred Loan Origination Fees And Costs(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	₩ 753,126	₩ 719,816
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	432,797	478,424
Decrease	(457,652)	(445,114)
Others	(1)	0
Ending	728,270	753,126
Deferred loan origination costs
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	784,017	758,945
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	443,450	495,183
Decrease	(485,784)	(470,112)
Others	0	1
Ending	741,683	784,017
Loans in Korean won
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	664,237	632,680
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	387,420	417,719
Decrease	(406,352)	(386,162)
Others	0	0
Ending	645,305	664,237
Other origination costs
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	119,780	126,265
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	56,030	77,464
Decrease	(79,432)	(83,950)
Others		1
Ending	96,378	119,780
Deferred loan origination fees
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	30,891	39,129
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	10,653	16,759
Decrease	(28,132)	(24,998)
Others	1	1
Ending	13,413	30,891
Loans in Korean won
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	9,055	11,561
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	7,238	6,832
Decrease	(7,693)	(9,338)
Others	0	0
Ending	8,600	9,055
Other origination fees
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	21,836	27,568
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	3,415	9,927
Decrease	(20,439)	(15,660)
Others	1	1
Ending	₩ 4,813	₩ 21,836